1

QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

Schedule of InvestmentsJune 30, 2023 (unaudited)

		Shares	Fair Value
90.34%	COMMON STOCKS

6.03%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc.(A)	18,838	$1,588,043

6.28%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	10,524	795,193
	Monster Beverage Corp.(A)	14,954	858,958
			1,654,151

5.98%	ENERGY
	Coterra Energy Inc.	31,249	790,600
	Texas Pacific Land Corp.	595	783,317
			1,573,917

12.00%	FINANCIAL
	Erie Indemnity Co.	3,771	791,948
	Interactive Brokers Group, Inc.	9,483	787,753
	MarketAxess Holdings, Inc.	2,998	783,737
	S&P Global Inc.	1,984	795,366
			3,158,804

15.12%	HEALTH CARE
	Chemed Corp.	1,495	809,797
	Regeneron Pharmaceuticals, Inc.(A)	1,103	792,550
	United Therapeutics Corp.(A)	3,573	788,740
	Vertex Pharmaceuticals, Inc.(A)	2,255	793,557
	West Pharmaceutical Services, Inc.	2,081	795,920
			3,980,564

19.55%	INDUSTRIAL
	Expeditors International of Washington, Inc.	6,981	845,609
	Fastenal Co.	14,530	857,125
	Graco, Inc.	11,141	962,025
	Nordson Corp.	3,183	789,957
	Robert Half International, Inc.	10,602	797,482
	Snap-on, Inc.	3,109	895,983
			5,148,181

QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

		Shares	Fair Value
13.41%	INFORMATION TECHNOLOGY
	Amdocs Ltd.	8,154	$806,023
	Automatic Data Processing, Inc.	3,628	797,398
	Cisco Sysems, Inc.	20,696	1,070,811
	Jack Henry & Associates, Inc.	5,120	856,730
			3,530,962

2.99%	MATERIALS
	Reliance Steel & Aluminum Co.	2,900	787,611

8.98%	REAL ESTATE
	Camden Property Trust	7,230	787,130
	Gaming and Leisure Properties	16,172	783,695
	Public Storage	2,721	794,205
			2,365,030

90.34%	TOTAL COMMON STOCKS		23,787,263

5.70%	TREASURY NOTES
	US Treasury Bond, 9/19/2023	1,517,000	$1,500,084

	PURCHASED OPTIONS

0.13%	PUT PURCHASED OPTIONS
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	SPDR S&P 500 ETF Trust	100	$4,432,800	$420	07/21/23	$5,000
	SPDR S&P 500 ETF Trust	558	24,735,024	425.00	07/21/23	16,875
	SPDR S&P 500 ETF Trust	50	2,216,400	425.00	08/18/23	12,350
	SPDR S&P 500 ETF Trust	75	3,324,600	405.00	06/30/23	75
						34,300

0.13%	TOTAL PURCHASED OPTIONS					$34,300

96.18%	TOTAL INVESTMENTS					25,321,647
3.82%	Other assets, net of liabilities					1,008,612
100.00%	NET ASSETS					$26,330,259

(A)Non-income producing

QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Archer-Daniels-Midland Co.	25	$188,900	$80.00	07/28/23	$(1,125)
	Automatic Data Processing	10	219,790	240.00	07/28/23	(300)
	Activision Blizzard, Inc.	60	505,800	89.00	07/07/23	(2,760)
	Activision Blizzard, Inc.	20	168,600	90.00	07/21/23	(2,760)
	Chemed Corp.	1	54,167	570.00	07/21/23	(55)
	Cisco Systems, Inc.	50	258,700	53.00	06/30/23	(50)
	Cisco Systems, Inc.	30	155,220	52.50	07/21/23	(750)
	Erie Indemnity Co.	10	210,010	240.00	07/21/23	(4,800)
	Expeditors International of Washington, Inc.	15	181,695	125.00	07/21/23	(975)
	Fastenal Co.	20	117,980	60.00	07/21/23	(1,900)
	Jack Henry & Associates	10	167,330	170.00	07/21/23	(1,700)
	Public Storage	8	233,504	310.00	07/21/23	(240)
	Regeneron Pharmaceuticals	3	215,562	800.00	06/30/23	(30)
	Robert Half International	10	75,220	75.00	07/21/23	(2,300)
	Snap-On Inc.	9	259,371	300.00	07/21/23	(2,160)
	United Therapeutics Corp.	8	176,600	240.00	07/21/23	(3,840)
	Vertex Pharmaceuticals	5	175,955	370.00	07/21/23	(600)
						(26,345)

-0.10%	TOTAL CALL OPTIONS WRITTEN					(26,345)

-0.06%	PUT OPTIONS
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	SPDR S&P 500 ETF Trust	75	3,324,600	390.00	06/30/23	$(75)
	SPDR S&P 500 ETF Trust	100	4,432,800	405.00	07/21/23	(2,500)
	SPDR S&P 500 ETF Trust	225	9,973,800	410.00	07/21/23	(7,650)
	SPDR S&P 500 ETF Trust	50	2,216,400	410.00	08/18/23	(6,400)

-0.06%	TOTAL PUT OPTIONS WRITTEN					(16,625)

-0.16%	TOTAL OPTIONS WRITTEN					(42,970)

QUARTERLY REPORT

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$23,787,263	$—	$—	$23,787,263
Us Treasury Bonds	$1,500,084			$1,500,084
Options Purchased	—	$34,300.00	—	34,300
Total Investments	$25,287,347	$34,300	$—	$25,321,647
Options Written	$—	$(42,970)	$—	$(42,970)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2023.

At June 30, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $24,404,256 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,545,808
Gross unrealized depreciation	(671,387)
Net unrealized appreciation	$874,421